RBC Ultra-Short Fixed Income Fund

RBC FUNDS TRUST

RBC Ultra-Short Fixed Income Fund

(the “Fund”)

Supplement dated October 2, 2017 to the RBC Fixed Income Funds Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”) dated July 28, 2017 (as may be supplemented from time to time)

This Supplement provides additional information beyond that contained in the

Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

I.

The Fund’s Board of Trustees has approved an extension and increase of the contractual fee waiver on the advisory fee, effective October 2, 2017, which is intended to lower the Fund’s net expense levels and thereby make the Fund more competitively priced. In addition, effective October 2, 2017, the Fund’s investment advisory fee is lowered from 0.25% to 0.23%.

To reflect these changes, the Prospectus is hereby amended as follows:

1.

In the “Fund Summary” section, the “Fees and Expenses of the Fund” table and accompanying footnotes on page 8 and the “Example” table and accompanying introductory paragraph on page 8 are deleted in their entirety and replaced with the following:

RBC Ultra-Short Fixed Income Fund

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1
Management Fees	0.23%	0.23%
Distribution and Service (12b-1) Fees	None	0.10%
Other Expenses	0.89%	0.95%
Total Annual Fund Operating Expenses	1.12%	1.28%
Fee Waiver and/or Expense Reimbursement2	(0.84)%	(0.90)%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	0.28%	0.38%

1	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limits that became effective on October 2, 2017.

2

The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.28% of the Fund’s average daily net assets for Class I shares and 0.38% for Class F shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class F
One Year	$29	$39
Three Years	$199	$238
Five Years	$464	$539
Ten Years	$1,221	$1,396

RBC Ultra-Short Fixed Income Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RBC Ultra-Short Fixed Income Fund	Class I	Class F
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Ultra-Short Fixed Income Fund		Class I	Class F
Management Fees	[1]	0.23%	0.23%
Distribution and Service (12b-1) Fees	[1]	none	0.10%
Other Expenses	[1]	0.89%	0.95%
Total Annual Fund Operating Expenses	[1]	1.12%	1.28%
Fee Waiver and/or Expense Reimbursement	[1],[2]	(0.84%)	(0.90%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	0.28%	0.38%
[1]	Annual Fund Operating Expenses have been restated to reflect reductions of the contractual advisory fee rate and operating expense limits that became effective on October 2, 2017.
[2]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 0.28% of the Fund’s average daily net assets for Class I shares and 0.38% for Class F shares. This expense limitation agreement is in place until July 31, 2019 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation until July 31, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - RBC Ultra-Short Fixed Income Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class I	29	199	464	1,221
Class F	39	238	539	1,396

2.	In the section entitled “Management-Investment Advisor” the second table and corresponding introductory sentence on page 31 are deleted in their entirety and replaced with the following:

The Advisor has contractually agreed to waive fees and/or pay operating expenses through July 31, 2018 for the RBC Short Duration Fixed Income Fund and through July 31, 2019 for the RBC Ultra-Short Fixed Income Fund in order to maintain net annual fund operating expenses of the Funds as set forth below:

	Class I	Class F
RBC Short Duration Fixed Income Fund	0.35%	0.45%
RBC Ultra-Short Fixed Income Fund	0.28%	0.38%

II.	The Fee Rate listed in the first full table on page 32 of the SAI is changed from 0.25% to 0.23% of average daily net assets with respect to the Fund.

III.

The Fund’s Board of Trustees has approved an amendment to the Expense Limitation Agreement for the Fund to reflect the modified structure of the contractual expense limitations in effect with the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE